Summary of Significant Accounting Principles and Practices (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Principles and Practices
Schedule of estimated useful lives of assets

Asset Description	Asset Life

Software	3 to 7 years
Leasehold improvements	Lesser of estimated useful life or lease term
Furniture, fixtures and equipment	4 to 10 years
Computer equipment	4 to 6 years
Buildings	35 years
Automobiles	6 years